8. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade accounts receivable, net
Trade accounts receivable, gross	R$ 3,132.0	R$ 4,406.6
Adjustment to present value	(10.3)	(13.7)
Allowance for doubtful accounts	(508.8)	(467.6)
Trade accounts receivable, net	2,612.9	3,925.3
Current	2,604.9	3,919.0
Non-current	8.0	6.3
Notes Receivables [Member]
Trade accounts receivable, net
Trade accounts receivable, gross	235.4	260.6
Adjustment to present value	(0.3)	(0.3)
Allowance for doubtful accounts	(31.0)	(30.8)
Trade accounts receivable, net	204.1	229.5
Current	115.1	113.1
Non-current	89.0	116.4
Domestic [Member] | Trade Receivables [Member]
Trade accounts receivable, net
Customers	1,098.7	1,622.8
Related parties	0.0	2.6
Foreign [Member] | Trade Receivables [Member]
Trade accounts receivable, net
Customers	1,974.0	2,754.0
Related parties	R$ 59.3	R$ 27.2